Jul. 31, 2020
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual Fund operating expenses(d)	1.68%
Less: Fee waivers and/or expense reimbursements(e)	(0.42%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$489	$873	$1,952
Class C (assuming no redemption of shares)	$128	$489	$873	$1,952
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented or amended, if applicable, of the following Fund
(the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.49%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual Fund operating expenses	1.68%
Less: Fee waivers and/or expense reimbursements(c)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.65% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$248	$507	$891	$1,968
Class C (assuming no redemption of shares)	$148	$507	$891	$1,968
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.54%
Distribution and/or service (12b-1) fees	0.95%
Other expenses	0.14%
Total annual Fund operating expenses(c)	1.63%
Less: Fee waivers and/or expense reimbursements(d)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.47%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.61% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$250	$499	$871	$1,919
Class C (assuming no redemption of shares)	$150	$499	$871	$1,919
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	0.85%
Other expenses	0.15%
Total annual Fund operating expenses(d)	1.47%
Less: Fee waivers and/or expense reimbursements(e)	(0.14%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees(the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.38% for Class C.The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$235	$451	$789	$1,745
Class C (assuming no redemption of shares)	$135	$451	$789	$1,745
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses(d)	1.65%
Less: Fee waivers and/or expense reimbursements(e)	(0.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$482	$860	$1,922
Class C (assuming no redemption of shares)	$128	$482	$860	$1,922
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia New York Intermediate Municipal Bond Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual Fund operating expenses(d)	1.65%
Less: Fee waivers and/or expense reimbursements(e)	(0.45%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.20%
(d)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate 1.50% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022 or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$222	$476	$855	$1,917
Class C (assuming no redemption of shares)	$122	$476	$855	$1,917
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Oregon Intermediate Muni Bond Fund	12/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.12%
Total annual Fund operating expenses(c)	1.59%
Less: Fee waivers and/or expense reimbursements(d)	(0.33%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.26%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through November 30, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.56% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through November 30, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$228	$470	$835	$1,861
Class C (assuming no redemption of shares)	$128	$470	$835	$1,861
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic California Municipal Income Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class A and Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management fees	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.11%	0.11%
Total annual Fund operating expenses(c)	0.82%	1.57%
Less: Fee waivers and/or expense reimbursements(d)	(0.08%)	(0.33%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.74%	1.24%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2022, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class A and 1.54% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through February 28, 2022, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rates of 0.20% for Class A and 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$373	$546	$734	$1,276
Class C (assuming redemption of all shares at the end of the period)	$226	$463	$824	$1,839
Class C (assuming no redemption of shares)	$126	$463	$824	$1,839
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic New York Municipal Income Fund	3/1/2020
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.47%
Distribution and/or service (12b-1) fees	1.00%
Other expenses	0.13%
Total annual Fund operating expenses(c)	1.60%
Less: Fee waivers and/or expense reimbursements(d)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.25%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.55% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rate of 0.70% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$227	$471	$838	$1,871
Class C (assuming no redemption of shares)	$127	$471	$838	$1,871
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Tax-Exempt Fund	12/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management fees	0.44%
Distribution and/or service (12b-1) fees	0.95%
Other expenses	0.09%
Total annual Fund operating expenses(c)	1.48%
Less: Fee waivers and/or expense reimbursements(d)	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%
(c)	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)	The Fund's distributor has contractually agreed to waive distribution and/or service fees payable under the Fund's Plan of Distribution through November 30, 2021, unless sooner terminated by the Fund's Board of Trustees, so that the fees do not exceed the annual rate 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$235	$453	$794	$1,756
Class C (assuming no redemption of shares)	$135	$453	$794	$1,756
The rest of the section remains the same.
Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2019
Effective September 1, 2020 (the Effective Date), the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information for Class A and Class C shares in the "Annual Fund Operating Expenses" table and under the caption "Example" under the section "Fees and Expenses of the Fund" in the Summary Prospectus and the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.00%	0.00%
Total annual Fund operating expenses	0.65%	1.40%
Less: Fee waivers and/or expense reimbursements(b)	(0.33%)	(0.43%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.32%	0.97%
(b)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund's Board of Trustees (the Board). Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.42% for Class A and 1.17% for Class C. The fee waivers and/or expense reimbursements shown in the table for Class A and Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund's Plan of Distribution through August 31, 2021, or such earlier date as may be determined at the sole discretion of the Fund's Board, so that the fees do not exceed the annual rates of 0.15% for Class A and 0.80% for Class C.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
▪	your investment has a 5% return each year, and
▪	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$ 33	$175	$330	$ 779
Class C (assuming redemption of all shares at the end of the period)	$199	$401	$725	$1,643
Class C (assuming no redemption of shares)	$ 99	$401	$725	$1,643
The rest of the section remains the same.